Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2023 and 2022:

(in thousands)	Weighted average life (in years)	2023		2022
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Amortized intangible assets:
Patent and license rights	10.35	$202,785	($127,163)	$203,549	($140,632)
Developed technology	11.01	798,571	(447,989)	780,233	(407,401)
Customer base, trademarks, and non-compete agreements	10.97	212,285	(173,438)	227,171	(179,658)
Total amortized intangible assets	10.90	$1,213,641	($748,590)	$1,210,953	($727,691)
Unamortized intangible assets:
In-process research and development		$61,770		$61,534
Goodwill		2,475,732		2,352,569
Total unamortized intangible assets		$2,537,502		$2,414,103
During 2023 and 2022, certain fully amortized intangible assets with a gross carrying amount of $87.3 million and
$135.3 million, respectively, were retired.
In-process research and development is from the acquisitions of NeuMoDx in 2020 and STAT-Dx in 2018. The estimated fair value of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately.
The changes in intangible assets, net excluding goodwill for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$544,796	$627,436
Additions	11,077	19,632
Additions from acquisitions	58,000	17,247
Amortization	(93,755)	(93,714)
Disposals	—	(35)
Impairments	—	(12,829)
Foreign currency translation adjustments	6,703	(12,941)
Balance at end of year	$526,821	$544,796
Cash paid for purchases of intangible assets during the year ended December 31, 2023 totaled $13.1 million which includes $10.8 million of cash paid for current year additions and $2.3 million of payments for assets that were accrued as of December 31, 2022.
Intangible additions of $19.6 million in 2022 include $10.9 million of cash paid during the year ended December 31,
2022 together with $7.0 million of additions which were previously recorded as prepayments and $1.7 million of additions that were accrued as of December 31, 2022. Cash paid for purchases of intangible assets during the year ended December 31, 2022 totaled $20.1 million of which $4.8 million is related to payments in 2022 for assets that were accrued as of December 31, 2021 and $4.4 million are prepayments recorded in other long-term assets in the accompanying consolidated balance sheet as of December 31, 2022.
Amortization expense on intangible assets totaled approximately $93.8 million, $93.7 million and $104.4 million, respectively, for the years ended December 31, 2023, 2022 and 2021. During 2022, we recorded a charge to restructuring, acquisition, integration and other, net in the accompanying statement of income to fully impair a license with a carrying value of $12.8 million. This license was to use technology of Ellume Limited, Australia. In connection with
Ellume starting insolvency proceedings in September 2022, we decided to cease all product development and manufacturing activities associated with this license and determined that there was no alternative use nor recoverable value. Accordingly, the license was fully impaired.
Amortization of intangibles for the next five years for the years ended December 31 is expected to be approximately:

(in thousands)

2024	$91,349
2025	$79,841
2026	$72,334
2027	$66,847
2028	$59,787
The changes in goodwill for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$2,352,569	$2,350,763
Business combinations	95,136	42,201
Purchase adjustments	(4,350)	(303)
Foreign currency translation adjustments	32,377	(40,092)
Balance at end of year	$2,475,732	$2,352,569
The changes in the carrying amount of goodwill during the year ended December 31, 2023 resulted primarily from the acquisition of Verogen, Inc. in January 2023 and foreign currency translation adjustments driven by changes in the euro,
Swiss franc and British pound. The changes in goodwill during the year ended December 31, 2022 resulted primarily from the acquisition of BLIRT S.A. in May 2022 and foreign currency translation adjustments.